Earnings per share - Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share—
Net profit	$ 608,114	$ 514,097	$ 348,054
Weighted-average shares outstanding (in shares)	41,670,000	40,105,000	40,445,000
Non-vested dividend participating awards (in shares)	127,000	123,000	136,000
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	41,797,000	40,228,000	40,581,000
Basic (in dollars per share)	$ 14.55	$ 12.78	$ 8.58
Diluted earnings per share—
Net profit	$ 608,114	$ 514,097	$ 348,054
Interest on convertible senior notes	0	0	42,403
Net change in fair value of derivatives	0	0	(17,189)
Net profit income adjusted for the effect of dilution	$ 608,114	$ 514,097	$ 373,268
Weighted-average shares outstanding (in shares)	41,797,000	40,228,000	40,581,000
Convertible shares (in shares)	0	0	6,775,000
Adjusted weighted average number of ordinary (in shares)	41,797,000	40,228,000	47,356,000
Diluted (in dollars per share)	$ 14.55	$ 12.78	$ 7.88